UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley European Equity Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Total Return for the 6 Months Ended April 30, 2009
Class A	Class B	Class C	Class I	Class R	Class W	Morgan Stanley Capital International (MSCI) Europe Index[1]	Lipper European Region Funds Index[2]
–8.14%	–8.11%	–8.45%	–8.01%	–8.27%	–8.13%	–4.56%	0.08%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shared incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended April 30, 2009 the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

In the six-month period ended April 30, 2009, European markets began to reverse their significant declines. Following the Lehman Brothers collapse in September 2008, the market continued to experience further losses, driven by dramatic underperformance in the financials sector. Banks in both the U.S. and Europe continued to tap sovereign wealth funds, the equity markets, and in some cases, direct intervention by governments, to recapitalize strained balance sheets.

The problems in the financials sector and still tight credit conditions dampened economies worldwide. Within this gloomy economic scenario, governments made unprecedented interventions and central banks attempted coordinated efforts to revitalize the global economy: initially through traditional policy measures such as cutting interest rates, then through direct investments in vital sectors of the economy (namely, financials and autos), and finally with quantitative easing on both sides of the ocean.

The global markets finally touched a bottom — for the time being — at the beginning of March 2009. Since then, with better-than-expected first quarter 2009 earnings releases from some companies (especially U.S. banks), markets around the world were able to regain a substantial portion of their year-to-date losses.

Within this scenario, we continue to focus on our disciplined and rigorous bottom-up fundamental approach, looking for high quality companies that we believe have the potential to sustain attractive profit margins and deliver compelling returns for shareholders over the long term. We continue to believe that careful stock selection can be an important source of investment performance. We apply a disciplined and proven investment process to seek individual stocks that we feel are attractively valued relative to their future prospects. Typically the companies on which we focus are characterized by strong business models, financial strength, and management teams of demonstrable competence.

Performance Analysis

All share classes of Morgan Stanley European Equity Fund Inc. underperformed the Morgan Stanley Capital International (MSCI) Europe Index (the "Index") and the Lipper European Region Funds Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

Detractors from relative performance during the period included stock selection in banks, driven by ongoing weakness in several holdings, and in diversified financials, where a lack of exposure to a German bank that rebounded during the period hurt performance. The Fund was also hampered by several consumer-oriented segments that had performed relatively well for most of the period, but strongly fell out of favor with investors as the market rallied in March and April. Here, holdings in food and staples retailing, media, and food, beverage and tobacco stocks were among the Fund's relative underperformers. Additionally, both stock selection and an underweight allocation to the materials sector along with an overweight in pharmaceuticals were detrimental to the relative results.

However, stock selection was positive for relative performance in the telecommunications sector, including holdings in a Spanish telecommunication company, an Austrian telecom, and our avoidance of a weak-performing German telecom. Both stock selection and overweight allocations to the insurance and capital goods sectors also benefited relative performance during the period. Relative performance was further bolstered by an underweight to the automobiles and components sector, where the Fund had no exposure to a German auto company whose stock continued to decline since it was acquired.

From a country perspective, stock selection in Germany and Belgium were positive contributors. Stock selection and overweight allocations to the U.K. and Switzerland hampered relative performance, as did underweight allocations to France and Sweden.

Over the six-month period, we have pursued a strategy of gradually shifting out of sectors that performed very well relative to the Index (such as consumer staples, telecommunications, and pharmaceuticals) and adding to sectors that we believe have started to improve (including consumer retailing and consumer discretionary). We believe this process may continue over the next few months as we position the Fund for a potential recovery, selectively increasing the portfolio's exposure to cyclicals (or, economically sensitive sectors) while reducing overweights in more defensive sectors (those with less sensitivity to economic changes).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/09
Nestle S.A. (Registered Shares)	4.5%
Royal Dutch Shell PLC (A Shares)	4.3
HSBC Holdings PLC	4.1
Roche Holdings AG	3.9
Vodafone Group PLC	3.6
Telefonica S.A.	3.4
BG Group PLC	3.4
Eni SpA	3.4
Siemens AG (Registered Shares)	3.3
Novartis AG (Registered Shares)	3.3
TOP FIVE COUNTRIES as of 04/30/09
United Kingdom	39.4%
Switzerland	15.9
Germany	14.4
France	11.4
Spain	5.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 07/28/97) EUGAX	Class B Shares** (since 06/01/90) EUGBX	Class C Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX	Class R Shares# (since 03/31/08) EUGRX	Class W Shares## (since 03/31/08) EUGWX
1 Year	–43.82%[3] –46.77 [4]	–43.78%[3] –46.34 [4]	–44.23%[3] –44.75 [4]	–43.69%[3] —	–43.96%[3] —	–43.83%[3] —
5 Years	–0.41 [3] –1.48 [4]	–0.36 [3] –0.67 [4]	–1.17 [3] –1.17 [4]	–0.18 [3] —	— —	— —
10 Years	–0.24 [3] –0.78 [4]	–0.52 [3] –0.52 [4]	–1.00 [3] –1.00 [4]	–0.02 [3] —	— —	— —
Since Inception	2.13 [3] 1.66 [4]	6.18 [3] 6.18 [4]	1.36 [3] 1.36 [4]	2.46 [3] —	–38.71 [3] —	–38.58 [3] —
Gross Expense Ratio	1.42	1.42	2.17	1.18	1.70	1.55

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 – 04/30/09
Class A
Actual (–8.14% return)	$1,000.00	$918.60	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.81	$8.05
Class B
Actual (–8.11% return)	$1,000.00	$918.90	$7.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.00
Class C
Actual (–8.45% return)	$1,000.00	$915.50	$11.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.09	$11.78
Class I
Actual (–8.01% return)	$1,000.00	$919.90	$6.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.80
Class R
Actual (–8.27% return)	$1,000.00	$917.30	$8.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.57	$9.30
Class W
Actual (–8.13% return)	$1,000.00	$918.70	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.55

  @  Expenses are equal to the Fund's annualized expense ratios of 1.61%, 1.60%, 2.36%, 1.36% , 1.86% and 1.71% for Class A, Class B, Class C, Class I ,Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended April 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The distributor may discontinue this waiver in the future.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.6%)
	Austria (1.4%)
	Major Telecommunications
242,905	Telekom Austria AG (b)	$3,217,093
	Belgium (1.4%)
	Other Metals/Minerals
156,970	Umicore (b)	3,111,155
	France (11.4%)
	Electric Utilities
90,962	Electricite de France (EDF) (b)	4,249,627
	Electrical Products
62,327	Schneider Electric S.A. (b)	4,775,544
	Gas Distributors
162,053	Gaz de France (GDF) (b)	5,853,462
	Major Banks
128,404	BNP Paribas	6,838,133
91,008	Societe Generale	4,715,968
		11,554,101
	Total France	26,432,734
	Germany (12.9%)
	Industrial Conglomerates
88,148	MAN AG (b)	5,480,384
113,609	Siemens AG (Registered Shares)	7,670,637
		13,151,021
	Multi-Line Insurance
56,210	Allianz SE (Registered Shares) (b)	5,186,670
41,864	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	5,795,489
		10,982,159
	Pharmaceuticals: Other
113,323	Bayer AG (b)	5,639,161
	Total Germany	29,772,341

NUMBER OF SHARES		VALUE
	Italy (3.4%)
	Integrated Oil
356,094	Eni SpA	$7,750,392
	Luxembourg (0.7%)
	Steel
66,732	ArcelorMittal (b)	1,589,278
	Netherlands (3.8%)
	Major Telecommunications
395,725	Koninklijke (Royal) KPN NV	4,769,329
	Publishing: Books/Magazines
244,335	Wolters Kluwer NV (b)	4,047,465
	Total Netherlands	8,816,794
	Spain (5.8%)
	Major Banks
501,822	Banco Bilbao Vizcaya Argentaria, S.A.	5,497,605
	Major Telecommunications
415,740	Telefonica S.A.	7,926,453
	Total Spain	13,424,058
	Sweden (0.5%)
	Auto Parts: O.E.M.
48,844	Autoliv, Inc. (SDR)	1,177,937
	Switzerland (15.9%)
	Financial Conglomerates
364,010	UBS AG (Registered Shares)	5,086,925
	Food: Major Diversified
319,482	Nestle S.A. (Registered Shares)	10,457,658
	Multi-Line Insurance
25,413	Zurich Financial Services AG (Registered Shares)	4,769,321

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
201,021	Novartis AG (Registered Shares)	$7,643,853
70,353	Roche Holding AG	8,907,004
		16,550,857
	Total Switzerland	36,864,761
	United Kingdom (39.4%)
	Aerospace & Defense
929,887	BAE Systems PLC	4,928,207
74,089,776	Rolls-Royce Group PLC C Shares (a)	109,605
863,517	Rolls-Royce Group PLC (a)	4,317,778
		9,355,590
	Food Retail
1,134,080	Morrison (W.M.) Supermarkets PLC	4,139,743
1,136,489	Tesco PLC	5,669,247
		9,808,990
	Home Improvement Chains
743,062	Kingfisher PLC	2,045,710
	Integrated Oil
487,401	BG Group PLC	7,880,961
430,127	Royal Dutch Shell PLC (A Shares)	10,009,169
		17,890,130
	Investment Managers
821,289	Man Group PLC	3,079,970
	Life/Health Insurance
589,552	Prudential PLC	3,429,758
	Major Banks
1,344,797	HSBC Holdings PLC	9,559,225
	Other Metals/Minerals
224,898	Anglo American PLC	4,937,329
	Pharmaceuticals: Major
435,088	GlaxoSmithKline PLC	6,751,887

NUMBER OF SHARES		VALUE
	Publishing: Books/Magazines
455,027	Reed Elsevier PLC	$3,396,025
	Specialty Stores
1,065,834	Carphone Warehouse Group	2,361,179
	Tobacco
225,849	British American Tobacco PLC	5,476,079
208,181	Imperial Tobacco Group PLC	4,776,672
		10,252,751
	Wireless Telecommunications
4,530,134	Vodafone Group PLC	8,356,994
	Total United Kingdom	91,225,538
	Total Common Stocks (Cost $280,180,390)	223,382,081
	Preferred Stock (1.5%)
	Germany
	Medical Specialties
67,713	Fresenius SE (b) (Cost $5,378,385)	3,497,639
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (16.1%)
	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (2.5%)
$1,479	Citigroup (0.60% dated 04/30/09, due 05/01/09; proceeds $1,479,065) fully collateralized by convertible preferred stock at the date of this Portfolio of Investments as follows: CIT Group Inc.; valued at 1,554,055.	1,479,040

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,479	Barclays (0.60% dated 04/30/09, due 05/01/09; proceeds $1,479,065) fully collateralized by common stock at the date of this Portfolio of investments as follows: Hasbro, Inc; valued at $1,553,096.	$1,479,040
493	Banc of America Securities LLC (0.30%, dated 04/30/09, due 05/01/09; proceeds $493,018; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Bank of New Zealand International Funding Ltd. 1.249% due 09/17/09; valued at $502,898.	493,014
2,182	Banc of America Securities LLC (0.18%, dated 04/30/09, due 05/01/09; proceeds $2,182,286; fully collateralized by U.S. government agency security at the date of this portfolio of Investments as follows: GNMA 6.00% due 10/20/38; valued at $2,226,029.	2,182,275
	Total Repurchase Agreements (Cost $5,633,369)	5,633,369

NUMBER OF SHARES (000)		VALUE
	Investment Company (c) (13.2%)
3,278	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $30,469,808)	$30,469,808
	Total Securities held as Collateral on Loaned Securities (Cost $36,103,177)	36,103,177
	Investment Company (c) (0.4%)
1,028	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,028,035)	1,028,035
	Total Short-Term Investments (Cost $37,131,212)	37,131,212

Total Investments (Cost $322,689,987) (d)	114.2%	264,010,932
Liabilities in Excess of Other Assets	(14.2)	(32,730,983)
Net Assets	100.0%	$231,279,949

  (a)  Non-income producing security.

  (b)  All or portion of this security was on loan as of April 30, 2009.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,959,602 and the aggregate gross unrealized depreciation is $71,638,657, resulting in net unrealized depreciation of $58,679,055.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Summary of Investments  ■  April 30, 2009 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$26,610,930	11.7%
Integrated Oil	25,640,522	11.3
Pharmaceuticals: Major	23,302,744	10.2
Major Telecommunications	15,912,875	7.0
Multi-Line Insurance	15,751,480	6.9
Industrial Conglomerates	13,151,021	5.8
Food: Major Diversified	10,457,658	4.6
Tobacco	10,252,751	4.5
Food Retail	9,808,990	4.3
Aerospace & Defense	9,355,590	4.1
Wireless Telecommunications	8,356,994	3.7
Other Metals/Minerals	8,048,484	3.5
Publishing: Books/ Magazines	7,443,490	3.3

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Gas Distributors	$5,853,462		2.6%
Pharmaceuticals: Other	5,639,161		2.5
Financial Conglomerates	5,086,925		2.2
Electrical Products	4,775,545		2.1
Electric Utilities	4,249,627		1.9
Medical Specialties	3,497,639		1.5
Life/Health Insurance	3,429,758		1.5
Investment Managers	3,079,970		1.3
Specialty Stores	2,361,179		1.0
Home Improvement Chains	2,045,710		0.9
Steel	1,589,278		0.7
Auto Parts: O.E.M.	1,177,937		0.5
Short-Term Investments	1,028,035		0.4
	$227,907,755	^	100.0%

  ^  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $291,192,144) (including $34,308,430 of securities loaned)	$232,513,089
Investment in affiliate, at value (cost $31,497,843)	31,497,843
Foreign cash, at value (cost $883,683)	889,759
Receivable for:
Dividends	1,240,447
Foreign withholding taxes reclaimed	773,537
Capital stock sold	24,112
Dividends from affiliate	351
Prepaid expenses and other assets	795,847
Receivable from Distributor	250,679
Total Assets	267,985,664
Liabilities:
Collateral on securities loaned at value	36,103,177
Payable for:
Capital stock redeemed	170,284
Investment advisory fee	159,398
Transfer agent fee	41,996
Administration fee	14,688
Accrued expenses and other payables	216,172
Total Liabilities	36,705,715
Net Assets	$231,279,949
Composition of Net Assets:
Paid-in-capital	$337,119,801
Net unrealized depreciation	(58,657,814)
Accumulated undistributed net investment income	3,116,563
Accumulated net realized loss	(50,298,601)
Net Assets	$231,279,949
Class A Shares:
Net Assets	$10,179,650
Shares Outstanding (500,000,000 authorized, $.01 par value)	904,669
Net Asset Value Per Share	$11.25
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.87
Class B Shares:
Net Assets	$215,306,858
Shares Outstanding (500,000,000 authorized, $.01 par value)	19,976,150
Net Asset Value Per Share	$10.78
Class C Shares:
Net Assets	$4,844,482
Shares Outstanding (500,000,000 authorized, $.01 par value)	448,642
Net Asset Value Per Share	$10.80
Class I Shares:
Net Assets	$831,049
Shares Outstanding (500,000,000 authorized, $.01 par value)	71,433
Net Asset Value Per Share	$11.63
Class R Shares:
Net Assets	$58,907
Shares Outstanding (500,000,000 authorized, $.01 par value)	5,254
Net Asset Value Per Share	$11.21
Class W Shares:
Net Assets	$59,003
Shares Outstanding (500,000,000 authorized, $.01 par value)	5,261
Net Asset Value Per Share	$11.22

Statement of Operations

For the six months ended April 30, 2009 (unaudited)

Net Investment Income: Income
Dividends (net of $727,564 foreign withholding tax)	$5,021,130
Income from securities loaned – net	85,925
Dividends from affiliate	19,357
Interest	405
Total Income	5,126,817
Expenses
Investment advisory fee	1,047,642
Distribution fee (Class A shares)	13,473
Distribution fee (Class B shares)	267,306
Distribution fee (Class C shares)	25,205
Distribution fee (Class R shares)	142
Distribution fee (Class W shares)	100
Transfer agent fees and expenses	261,808
Administration fee	96,335
Shareholder reports and notices	62,924
Professional fees	55,398
Custodian fees	54,112
Registration fees	34,227
Directors' fees and expenses	6,022
Other	23,175
Total Expenses	1,947,869
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,178)
Net Expenses	1,945,691
Net Investment Income	3,181,126
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(47,515,609)
Foreign exchange transactions	112,711
Net Realized Loss	(47,402,898)
Change in Unrealized Appreciation/ Depreciation on:
Investments	19,247,440
Translation of other assets and liabilities denominated in foreign currencies	51,712
Net Change in Unrealized Appreciation/Depreciation	19,299,152
Net Loss	(28,103,746)
Net Decrease	$(24,922,620)

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,181,126	$10,836,107
Net realized gain (loss)	(47,402,898)	15,883,651
Net change in unrealized appreciation/depreciation	19,299,152	(281,893,122)
Net Decrease	(24,922,620)	(255,173,364)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(351,476)	(376,260)
Class B shares	(7,656,902)	(7,790,055)
Class C shares	(83,072)	(91,036)
Class I shares	(35,523)	(69,706)
Class R shares	(1,824)	—
Class W shares	(1,905)	—
Net realized gain
Class A shares	(686,086)	(2,796,767)
Class B shares	(14,701,069)	(52,953,160)
Class C shares	(333,024)	(1,382,447)
Class I shares	(59,490)	(406,078)
Class R shares	(3,507)	—
Class W shares	(3,507)	—
Total Dividends and Distributions	(23,917,385)	(65,865,509)
Net decrease from capital stock transactions	(12,116,835)	(40,555,839)
Net Decrease	(60,956,840)	(361,594,712)
Net Assets:
Beginning of period	292,236,789	653,831,501
End of Period (Including accumulated undistributed net investment income of $3,116,563 and $8,066,139, respectively)	$231,279,949	$292,236,789

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering of Class R and Class W shares.

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R, and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The value of loaned securities and related collateral outstanding at April 30, 2009 were $34,308,430 and $36,103,177, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $565,893 for the six months ended April 30, 2009.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of April 30, 2009.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time.

For the six months ended April 30, 2009, the distribution fee was accrued for Class B at the rate of 0.24%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35% respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $299, $16,014 and $88, respectively and received $1,517 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2009, advisory fees paid were reduced by $2,178 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $19,357 for the six months ended April 30, 2009. During the six months ended April 30, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $30,923,888 and $37,830,386, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2009 aggregated $26,569,780 and $52,537,469, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2009, included in "directors' fees and expenses" in the Statement of Operations amounted to $2,795. At April 30, 2009, the Fund had an accrued pension liability of $58,281 which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2009, investments in securities of issuers in the United Kingdom and Switzerland represented 39.4% and 15.9%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At April 30, 2009, the Fund's cash balances consisted principally of interest bearing deposits with State Street Bank and Trust Company the Fund's custodian.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

7. Capital Stock

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	41,649	$469,920	133,343	$2,927,116
Reinvestment of dividends and distributions	85,672	1,005,794	115,860	2,675,211
Redeemed	(222,121)	(2,501,773)	(488,721)	(9,982,328)
Net decrease — Class A	(94,800)	(1,026,059)	(239,518)	(4,380,001)
CLASS B SHARES
Sold	36,602	390,542	136,190	2,866,936
Reinvestment of dividends and distributions	1,949,630	21,933,337	2,449,961	54,389,129
Redeemed	(3,067,256)	(32,930,146)	(4,728,281)	(90,418,357)
Net decrease — Class B	(1,081,024)	(10,606,267)	(2,142,130)	(33,162,292)
CLASS C SHARES
Sold	3,189	35,074	18,246	376,217
Reinvestment of dividends and distributions	36,396	411,274	63,680	1,407,972
Redeemed	(75,655)	(819,281)	(195,111)	(3,614,341)
Net decrease — Class C	(36,070)	(372,933)	(113,185)	(1,830,152)
CLASS I SHARES
Sold	4,032	46,659	46,215	1,021,585
Reinvestment of dividends and distributions	6,746	81,831	15,050	358,645
Redeemed	(21,408)	(250,809)	(151,955)	(2,763,624)
Net decrease — Class I	(10,630)	(122,319)	(90,690)	(1,383,394)
CLASS R SHARES
Sold	—	—	4,798	100,000
Reinvestment of dividends and distributions	456	5,331	—	—
Net increase — Class R	456	5,331	4,798	100,000
CLASS W SHARES
Sold	—	—	4,798	100,000
Reinvestment of dividends and distributions	463	5,412	—	—
Net increase — Class W	463	5,412	4,798	100,000
Net decrease in Fund	(1,221,605)	$(12,116,835)	(2,575,927)	$(40,555,839)

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on was sales and foreign tax credit pass-through.

9. Fair Valuation Measurements

The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$264,010,932	$258,377,563	$5,633,369	—

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

On April 9, 2009, FASB issued Staff Position No. 157-A, Determining Fair Value When the Volume and Level of Activity for the Asset or liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund's financial statement disclosures.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.40		$26.77		$21.60		$17.01	$14.99	$13.30
Income (loss) from investment operations:
Net investment income(1)	0.15		0.44		0.25		0.21	0.19	0.11
Net realized and unrealized gain (loss)	(1.20)		(11.17)		5.17		4.65	1.94	1.68
Total income (loss) from investment operations	(1.05)		(10.73)		5.42		4.86	2.13	1.79
Less dividends and distributions from:
Net investment income	(0.37)		(0.31)		(0.25)		(0.27)	(0.11)	(0.10)
Net realized gain	(0.73)		(2.33)		–		–	–	–
Total dividends and distributions	(1.10)		(2.64)		(0.25)		(0.27)	(0.11)	(0.10)
Net asset value, end of period	$11.25		$13.40		$26.77		$21.60	$17.01	$14.99
Total Return(2)	(8.14	)%(6)	(44.22)%		25.29%		28.91%	14.25%	13.51%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.61	%(4)(7)	1.42	%(4)	1.40	%(4)	1.47%	1.47%	1.43%
Net investment income	2.59	%(4)(7)	2.13	%(4)	1.30	%(4)	1.08%	1.16%	0.79%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$10,180		$13,392		$33,170		$445,453	$407,446	$15,265
Portfolio turnover rate	11	%(6)	18%		39%		68%	64%	89%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.89		$25.89		$20.91		$16.44	$14.50	$12.79
Income (loss) from investment operations:
Net investment income(1)	0.14		0.43		0.35		0.22	0.21	0.13
Net realized and unrealized gain (loss)	(1.14)		(10.76)		4.89		4.49	1.87	1.62
Total income (loss) from investment operations	(1.00)		(10.33)		5.24		4.71	2.08	1.75
Less dividends and distributions from:
Net investment income	(0.38)		(0.34)		(0.26)		(0.24)	(0.14)	(0.04)
Net realized gain	(0.73)		(2.33)		–		–	–	–
Total dividends and distributions	(1.11)		(2.67)		(0.26)		(0.24)	(0.14)	(0.04)
Net asset value, end of period	$10.78		$12.89		$25.89		$20.91	$16.44	$14.50
Total Return(2)	(8.11	)%(7)	(44.22)%		25.31%		28.99%	14.40%	13.73%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.60	%(5)(8)	1.42	%(5)	1.39	%(5)	1.37%	1.34%	1.26	%(4)
Net investment income	2.60	%(5)(8)	2.15	%(5)	1.31	%(5)	1.18%	1.29%	0.96	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	–	–	–
Supplemental Data:
Net assets, end of period, in millions	$215		$271		$601		$156	$188	$687
Portfolio turnover rate	11	%(7)	18%		39%		68%	64%	89%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios, before expense offset, would have been 1.82% and 0.40%, respectively.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.75		$25.62		$20.69		$16.27	$14.35	$12.74
Income (loss) from investment operations:
Net investment income(1)	0.10		0.28		0.12		0.06	0.07	0.00
Net realized and unrealized gain (loss)	(1.14)		(10.67)		4.90		4.45	1.85	1.62
Total income (loss) from investment operations	(1.04)		(10.39)		5.02		4.51	1.92	1.62
Less dividends and distributions from:
Net investment income	(0.18)		(0.15)		(0.09)		(0.09)	–	(0.01)
Net realized gain	(0.73)		(2.33)		–		–	–	–
Total dividends and distributions	(0.91)		(2.48)		(0.09)		(0.09)	0.00	(0.01)
Net asset value, end of period	$10.80		$12.75		$25.62		$20.69	$16.27	$14.35
Total Return(2)	(8.45	)%(6)	(44.65)%		24.36%		27.85%	13.38%	12.72%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.36	%(4)(7)	2.17	%(4)	2.16	%(4)	2.22%	2.21%	2.19%
Net investment income	1.84	%(4)(7)	1.41	%(4)	0.54	%(4)	0.33%	0.42%	0.03%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$4,844		$6,180		$15,316		$14,008	$13,870	$16,922
Portfolio turnover rate	11	%(6)	18%		39%		68%	64%	89%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.86		$27.63		$22.29		$17.53	$15.45	$13.70
Income (loss) from investment operations:
Net investment income(1)	0.16		0.54		0.39		0.26	0.24	0.20
Net realized and unrealized gain (loss)	(1.22)		(11.58)		5.25		4.79	1.99	1.69
Total income (loss) from investment operations	(1.06)		(11.04)		5.64		5.05	2.23	1.89
Less dividends and distributions from:
Net investment income	(0.44)		(0.40)		(0.30)		(0.29)	(0.15)	(0.14)
Net realized gain	(0.73)		(2.33)		–		–	–	–
Total dividends and distributions	(1.17)		(2.73)		(0.30)		(0.29)	(0.15)	(0.14)
Net asset value, end of period	$11.63		$13.86		$27.63		$22.29	$17.53	$15.45
Total Return(2)	(8.01	)%(6)	(44.09)%		25.55%		29.19%	14.50%	13.86%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.36	%(4)(7)	1.18	%(4)	1.16	%(4)	1.22%	1.22%	1.19%
Net investment income	2.84	%(4)(7)	2.47	%(4)	1.54	%(4)	1.33%	1.41%	1.03%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$831		$1,138		$4,773		$5,149	$5,225	$6,896
Portfolio turnover rate	11	%(6)	18%		39%		68%	64%	89%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.38		$20.84
Loss from investment operations:
Net investment income(1)	0.14		0.34
Net realized and unrealized loss	(1.93)		(7.80)
Total loss from investment operations	(1.79)		(7.46)
Less dividends and distributions from:
Net investment income	(0.38)		–
Net realized gain	0.00		–
Total dividends and distributions	(0.38)		–
Net asset value, end of period	$11.21		$13.38
Total Return(2)	(8.27	)%(6)	(35.80	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.86	%(4)(7)	1.70	%(4)(7)
Net investment income	2.34	%(4)(7)	3.01	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$59		$64
Portfolio turnover rate	11	%(6)	18	%(6)

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.39		$20.84
Loss from investment operations:
Net investment income(1)	0.15		0.36
Net realized and unrealized loss	(1.92)		(7.81)
Total loss from investment operations	(1.77)		(7.45)
Less dividends and distributions from:
Net investment income	(0.40)		–
Net realized gain	0.00		–
Total dividends and distributions	(0.40)		–
Net asset value, end of period	$11.22		$13.39
Total Return(2)	(8.13	)%(6)	(35.75	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.71	%(4)(7)	1.55	%(4)(7)
Net investment income	2.49	%(4)(7)	3.15	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$59		$64
Portfolio turnover rate	11	%(6)	18	%(6)

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley European Equity Fund Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

EUGSAN
IU09-02738P-Y05/09

INVESTMENT MANAGEMENT

Morgan Stanley
European Equity
Fund Inc.

Semiannual Report

April 30, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

3